Other assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Assets	Other assets

	December 31, 2024	December 31, 2023

Customer deferred acquisition costs	227,799	190,239
Prepaid expenses (a)	134,210	189,371
Receivables from the sale of associates and subsidiaries (b)	55,469	18,676
Suppliers advances	27,167	35,835
Security deposits	14,032	14,230
Judicial deposits	13,317	22,507
Salary advances	12,073	10,837
Convertible loans	12,048	11,267
Other	33,299	25,400
	529,414	518,362

Current	370,255	380,854
Non-current	159,159	137,508

(a)These expenditures include, but are not limited to, prepaid software licenses, certain consulting services, insurance premiums and prepaid marketing expenses.
The amount recognized as asset in the statement of financial position is charged to the statement of profit or loss once the prepaid services are consumed by the Group.
As of December 31, 2024, the balance includes prepaid software subscriptions and licenses in amount of R$$110,116 (2023 - R$ 32,639) and prepaid media in the amount of R$1,524 (2023 - R$114,260).
(b)Refers to balances receivable from buyers for the sale of the equity interest of Pinpag and Everydata Group Ltd. (“StoneCo CI”) and its subsidiaries (namely, the Creditinfo Caribbean companies).